RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2018	Jul. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

On March 16, 2018, the former chief executive officer and sole director and the former chief financial officer resigned from their respective positions. In connection with their resignations, on March 22, 2018, the Company entered into release agreements pursuant to which the Company agreed to issue 1,500,000 shares of common stock to the former chief executive officer valued at $84,000, and to pay $25,000 to the former chief financial officer in full satisfaction of any obligations, including obligations under their employment agreements and deferred stock agreements, the Company has to them. As a result of the release agreements, a total of $145,271 which was due to the former chief financial officer, at July 31, 2017 was satisfied by the payment to the former chief financial officer of $25,000; a total of $538,156 which was due to the former chief executive officer, as at July 31, 2017 was satisfied with the issuance of the stock to the former chief executive officer and was recorded as a reecovery of management fees.

On March 19, 2018, the Company entered into a one-year employment agreement with the newly elected chief executive officer, who is also the sole director, pursuant to which the Company issued to him 17,500,000 shares of common stock, valued at $980,000, and agreed to pay him $164,706 to cover the federal income tax on the value of the stock and the tax payment. The shares are fully vested. At April 30, 2018, $164,706 is reflected as an amount due to related party.

Prior to the change in management, the Company shared office space with other companies that were related parties. Two of these companies were significant stockholders of the Company, one of which shared the services of the chief financial officer and the other is a publicly-traded company which shared the services of the chief executive officer and the chief financial officer. Geological consulting fees were also paid to the company of the former chief executive officer.

The following table sets forth amounts paid to related parties during the three and nine months ended April 30, 2018 and 2017.

	Three months ended April 30,		Nine months ended April 30,
	2018	2017	2018	2017
Administrative fees	$135	$339	$895	$934
Consulting fees	-	1,793	-	1,793
Shared office and administrative costs	910	2,455	6,835	7,333
Executive compensation	1,163,206	-	1,163,206	-
	$1,164,251	$4,587	$1,170,936	$10,060

The following table sets forth the amounts due to related parties at April 30, 2018 and July 31, 2017:

	April 30, 2018	July 31, 2017
Due to chief executive officer pursuant to employment consulting agreement	$164,706	$-
Due to chief executive officer (included in accounts payable)	1,500	-
Due to other related parties (included in accounts payable)	-	2,538
	$166,206	$2,538

NOTE 4 - RELATED PARTY TRANSACTIONS

During the year ended July 31, 2017, the Company’s director invoiced $3,716 (year ended July 31, 2016 – $2,177) to the Company to cover the Company’s operating expenses. The balance was repaid in full in fiscal 2017.

The Company shares office space with other companies in order to take advantage of cost sharing opportunities and management services. Two of these companies are: Kel-Ex, a privately-held British Columbia corporation that is under common control with Mineracao Batovi and is also significant shareholder of the Company; and Metalex Ventures Ltd. (“Metalex”), a publicly traded company. Kel-Ex shares the services of the Company’s Chief Financial Officer and Metalex shares the services of the Company’s Chief Executive Officer and the Company’s Chief Financial Officer. During the year ended July 31, 2017, the related parties invoiced the Company for the following services and amounts:

	Year ended
	July 31, 2017	July 31, 2016

Administrative fees (10%)	$1,237	$1,444
Geological consulting fees	310	1,261
Shared office and administrative costs	9,192	9,237
Shared project expenditures	3,716	3,316
Total related party expenditures included in General and administrative expenses	$14,455	$15,258

	Year ended
	July 31, 2017	July 31, 2016

Element 29 Ventures Ltd.	$3,716	$2,177
Kel-Ex Developments Ltd.	6,103	8,664
Metalex Ventures Ltd.	4,636	4,417
	$14,455	$15,258

As at July 31, 2017, the following balances have been included within accounts payable:

	As at
	July 31, 2017	July 31, 2016
Kel-Ex Developments Ltd.	$1,931	$5,341
Metalex Ventures Ltd.	607	1,359
	$2,538	$6,700

As at July 31, 2017, $538,156 in management fees earned by the Chief Executive Officer pursuant to the CEO Employment Agreement was included as due to a related party (2016 – $609,392); $145,271 in management fees earned by the Chief Financial Officer pursuant to the CFO agreement was included as due to a related party (2016 – $147,605).